EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated May 11, 2015 to the RS Investment Trust Prospectus (Class A, C, K, Y shares) dated May 1, 2015, filed with the Securities and Exchange Commission on May 11, 2015 under Rule 497(e) under the Securities Act of 1933, as amended (SEC Accession No. 0001193125-15-181854).

EXHIBIT INDEX

EXHIBIT NO.	TITLE OF EXHIBIT

101	Risk/Return summary in interactive data format.